Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.2%)
	Cogent Communications Holdings Inc.	184,684	11,362
*	Yelp Inc. Class A	300,751	10,075
	Lumen Technologies Inc.	3,976,260	7,873
*	Cinemark Holdings Inc.	462,525	7,405
	Scholastic Corp.	127,713	5,425
	Shutterstock Inc.	103,563	5,154
*	Cars.com Inc.	267,290	4,718
*	Gogo Inc.	280,102	4,215
	Shenandoah Telecommunications Co.	216,189	4,103
*	TechTarget Inc.	115,247	4,004
*	Thryv Holdings Inc.	132,436	3,086
	Telephone & Data Systems Inc.	430,716	2,877
*	QuinStreet Inc.	219,016	2,019
*	EW Scripps Co. Class A	251,629	1,983
	ATN International Inc.	46,249	1,736
[1]	Marcus Corp.	105,468	1,612
*	Gannett Co. Inc.	633,573	1,406
*	AMC Networks Inc. Class A	120,396	1,362
*	Consolidated Communications Holdings Inc.	316,760	1,156
			81,571
Consumer Discretionary (13.6%)
*	Asbury Automotive Group Inc.	95,595	19,990
	Meritage Homes Corp.	157,978	18,220
	Academy Sports & Outdoors Inc.	337,583	16,528
	Group 1 Automotive Inc.	62,987	14,078
*	Tri Pointe Homes Inc.	436,121	12,739
	Signet Jewelers Ltd.	196,063	12,448
	LCI Industries	109,741	11,856
*	Frontdoor Inc.	351,630	10,841
*	Shake Shack Inc. Class A	161,023	10,655
	Installed Building Products Inc.	101,216	10,581
	MDC Holdings Inc.	250,564	10,093
*	LGI Homes Inc.	88,442	10,062
*	Dorman Products Inc.	122,020	10,012
	Steven Madden Ltd.	315,951	9,861
	Cracker Barrel Old Country Store Inc.	95,804	9,391
	Bloomin' Brands Inc.	378,848	9,051
*	Cavco Industries Inc.	34,952	8,702
*	Boot Barn Holdings Inc.	128,649	8,699
*	National Vision Holdings Inc.	340,538	8,599
*	M/I Homes Inc.	118,366	8,365

		Shares	Market Value ($000)
	Kontoor Brands Inc.	213,044	8,343
*	Six Flags Entertainment Corp.	319,389	8,160
*	Adtalem Global Education Inc.	196,103	8,138
*	Sonos Inc.	549,524	7,985
*	Urban Outfitters Inc.	258,555	7,969
*	Gentherm Inc.	143,259	7,874
	Century Communities Inc.	122,026	7,764
	Jack in the Box Inc.	88,891	7,694
	American Eagle Outfitters Inc.	752,086	7,649
	Strategic Education Inc.	96,017	7,577
	Winnebago Industries Inc.	131,817	7,334
*	Stride Inc.	176,697	7,140
*	ODP Corp.	173,966	6,969
*	Brinker International Inc.	190,163	6,956
*	Abercrombie & Fitch Co. Class A	211,478	6,562
*	Vista Outdoor Inc.	244,177	6,502
	Upbound Group Inc.	216,217	6,467
	Cheesecake Factory Inc.	206,341	6,465
	Oxford Industries Inc.	63,972	6,393
	Hanesbrands Inc.	1,507,674	6,197
	Patrick Industries Inc.	92,942	6,090
*	Leslie's Inc.	641,940	6,086
*	Dave & Buster's Entertainment Inc.	181,310	5,829
*	XPEL Inc.	84,605	5,827
*	Green Brick Partners Inc.	117,221	5,611
	Monro Inc.	135,463	5,604
*	Sally Beauty Holdings Inc.	463,151	5,215
	La-Z-Boy Inc.	186,147	4,974
	Wolverine World Wide Inc.	339,871	4,547
*	Sabre Corp.	1,416,936	4,392
*	iRobot Corp.	117,498	4,165
	Dine Brands Global Inc.	67,662	4,048
*	Golden Entertainment Inc.	94,697	3,991
	Sturm Ruger & Co. Inc.	76,238	3,931
	Buckle Inc.	127,533	3,917
	Monarch Casino & Resort Inc.	57,284	3,717
*	Perdoceo Education Corp.	289,741	3,416
*	American Axle & Manufacturing Holdings Inc.	494,447	3,338
*	BJ's Restaurants Inc.	100,764	3,001
	Sonic Automotive Inc. Class A	72,023	2,985
*	G-III Apparel Group Ltd.	185,258	2,979
*	Chuy's Holdings Inc.	77,923	2,871
	Standard Motor Products Inc.	81,239	2,869
*	Mister Car Wash Inc.	343,398	2,833
	Ruth's Hospitality Group Inc.	130,791	2,803
*	MarineMax Inc.	94,684	2,686
	Caleres Inc.	153,696	2,653
[1]	Guess? Inc.	132,033	2,536
	Ethan Allen Interiors Inc.	98,741	2,471
*	Chico's FAS Inc.	541,590	2,459
*	America's Car-Mart Inc.	25,111	2,047
	Hibbett Inc.	55,103	1,985
	Movado Group Inc.	67,669	1,722
*	Sleep Number Corp.	94,935	1,722
	Aaron's Co. Inc.	133,277	1,631
	Haverty Furniture Cos. Inc.	57,012	1,505
	Shoe Carnival Inc.	72,950	1,428
	Designer Brands Inc. Class A	216,526	1,358

		Shares	Market Value ($000)
	PetMed Express Inc.	91,129	1,351
*	Zumiez Inc.	67,556	1,086
*	Genesco Inc.	51,590	930
*	Children's Place Inc.	52,494	789
	El Pollo Loco Holdings Inc.	85,931	785
[1]	Big Lots Inc.	125,405	630
			513,722
Consumer Staples (5.4%)
*	elf Beauty Inc.	218,663	22,745
*	Hostess Brands Inc. Class A	578,488	14,393
*	Simply Good Foods Co.	365,445	13,225
	WD-40 Co.	58,737	11,140
*	TreeHouse Foods Inc.	218,190	10,331
	J & J Snack Foods Corp.	64,824	9,980
	Inter Parfums Inc.	77,148	9,690
	Edgewell Personal Care Co.	221,851	8,641
	PriceSmart Inc.	108,538	7,867
	Cal-Maine Foods Inc.	163,744	7,786
	Nu Skin Enterprises Inc. Class A	213,239	7,107
*	United Natural Foods Inc.	258,195	6,896
	Vector Group Ltd.	567,778	6,649
	MGP Ingredients Inc.	66,419	6,314
*	Central Garden & Pet Co. Class A	177,617	6,101
	Universal Corp.	105,953	5,462
	Andersons Inc.	134,318	5,240
*	National Beverage Corp.	100,702	4,977
*	Hain Celestial Group Inc.	385,862	4,711
*	Chefs' Warehouse Inc.	146,981	4,573
	John B Sanfilippo & Son Inc.	38,643	4,492
	B&G Foods Inc.	309,244	3,961
	Medifast Inc.	47,132	3,709
	SpartanNash Co.	152,217	3,486
	Fresh Del Monte Produce Inc.	132,122	3,483
	Tootsie Roll Industries Inc.	79,069	3,089
*	USANA Health Sciences Inc.	48,231	2,926
	Calavo Growers Inc.	76,520	2,474
*	Central Garden & Pet Co.	41,718	1,514
*	Seneca Foods Corp. Class A	22,976	1,062
			204,024
Energy (4.3%)
	Civitas Resources Inc.	224,301	14,983
	SM Energy Co.	530,644	13,951
	Helmerich & Payne Inc.	451,469	13,941
	Northern Oil & Gas Inc.	349,015	10,439
	Patterson-UTI Energy Inc.	935,626	9,113
	CONSOL Energy Inc.	140,931	7,605
*	Green Plains Inc.	255,844	7,420
*	Callon Petroleum Co.	220,670	6,759
*	Oceaneering International Inc.	432,653	6,624
	World Fuel Services Corp.	267,205	6,111
	Archrock Inc.	577,490	5,197
*	NexTier Oilfield Solutions Inc.	688,731	5,193
*	Par Pacific Holdings Inc.	239,495	5,106
	Core Laboratories Inc.	201,232	4,401
*	Helix Energy Solutions Group Inc.	615,837	3,867
*	US Silica Holdings Inc.	326,716	3,702
[1]	Comstock Resources Inc.	395,239	3,684

		Shares	Market Value ($000)
*	Talos Energy Inc.	281,511	3,465
*	Dril-Quip Inc.	146,370	3,271
*	Nabors Industries Ltd.	38,763	3,244
	Dorian LPG Ltd.	138,033	3,186
	Ranger Oil Corp. Class A	82,518	3,033
*	Vital Energy Inc.	72,572	3,011
	CVR Energy Inc.	125,815	2,945
*	ProPetro Holding Corp.	416,949	2,781
*	Bristow Group Inc. Class A	101,467	2,481
	RPC Inc.	360,248	2,396
*	REX American Resources Corp.	66,059	2,176
*	Oil States International Inc.	274,816	1,748
*	DMC Global Inc.	80,328	1,303
			163,136
Financials (15.7%)
	Radian Group Inc.	678,454	17,328
*	Mr Cooper Group Inc.	299,450	13,853
	Assured Guaranty Ltd.	259,106	13,409
	American Equity Investment Life Holding Co.	300,044	11,837
	Community Bank System Inc.	232,247	11,482
*	Genworth Financial Inc. Class A	2,137,822	11,437
	United Community Banks Inc.	497,352	11,245
	EVERTEC Inc.	281,352	9,701
	Walker & Dunlop Inc.	132,481	9,696
*	NMI Holdings Inc. Class A	360,655	9,070
	First Hawaiian Inc.	549,618	9,063
	Simmons First National Corp. Class A	548,235	8,920
	WSFS Financial Corp.	265,875	8,891
	Ameris Bancorp	281,321	8,879
	First Bancorp	788,453	8,799
*	Axos Financial Inc.	230,449	8,716
	Independent Bank Corp.	196,951	8,693
	ServisFirst Bancshares Inc.	210,988	8,503
	Atlantic Union Bankshares Corp.	322,404	8,241
	First Financial Bancorp	409,245	7,759
	Pacific Premier Bancorp Inc.	410,064	7,722
	Piper Sandler Cos.	59,133	7,532
	Seacoast Banking Corp. of Florida	360,935	7,464
*	Bancorp Inc.	240,304	7,416
	Washington Federal Inc.	282,301	7,343
*	PROG Holdings Inc.	215,906	7,045
	CVB Financial Corp.	567,130	6,811
	Banner Corp.	147,568	6,385
	BancFirst Corp.	75,198	6,360
	Renasant Corp.	241,461	6,307
*	Enova International Inc.	134,742	6,268
	NBT Bancorp Inc.	184,862	6,202
	BankUnited Inc.	326,597	6,179
	Park National Corp.	62,468	6,169
*	StoneX Group Inc.	75,728	6,080
	Bread Financial Holdings Inc.	215,140	6,063
*	Palomar Holdings Inc.	108,866	5,951
	Hilltop Holdings Inc.	198,180	5,850
	Northwest Bancshares Inc.	548,099	5,761
	Apollo Commercial Real Estate Finance Inc.	560,932	5,660
	Virtus Investment Partners Inc.	29,444	5,617
	First Commonwealth Financial Corp.	443,793	5,614
	City Holding Co.	64,108	5,525

		Shares	Market Value ($000)
	Trustmark Corp.	263,096	5,493
	Lakeland Financial Corp.	109,366	5,493
	Horace Mann Educators Corp.	176,484	5,303
	First Bancorp (XNGS)	175,702	5,289
	Stewart Information Services Corp.	117,086	5,250
	Pathward Financial Inc.	118,937	5,226
	Two Harbors Investment Corp.	416,630	5,183
	Provident Financial Services Inc.	324,817	5,158
	Independent Bank Group Inc.	152,882	5,102
*	Triumph Financial Inc.	97,578	5,066
	OFG Bancorp	205,315	4,981
	National Bank Holdings Corp. Class A	162,277	4,857
	Franklin BSP Realty Trust Inc.	355,890	4,801
*	Donnelley Financial Solutions Inc.	108,009	4,790
	Safety Insurance Group Inc.	63,589	4,631
	Stellar Bancorp Inc.	194,206	4,517
	S&T Bancorp Inc.	168,287	4,513
	PennyMac Mortgage Investment Trust	383,769	4,467
	Westamerica Bancorp	116,108	4,392
*	Encore Capital Group Inc.	100,912	4,346
[1]	Ready Capital Corp.	424,447	4,291
	Employers Holdings Inc.	117,362	4,244
	AMERISAFE Inc.	82,640	4,220
	Hope Bancorp Inc.	515,747	4,136
	FB Financial Corp.	151,277	4,033
	Veritex Holdings Inc.	233,165	4,027
	Berkshire Hills Bancorp Inc.	191,441	3,915
	New York Mortgage Trust Inc.	400,293	3,911
*	Green Dot Corp. Class A	201,917	3,681
*,1	Avantax Inc.	171,781	3,635
*	Payoneer Global Inc.	861,337	3,575
[1]	ARMOUR Residential REIT Inc.	706,074	3,545
	Mercury General Corp.	114,671	3,441
	Southside Bancshares Inc.	129,301	3,426
	Ellington Financial Inc.	272,830	3,421
*	Trupanion Inc.	151,721	3,409
*	SiriusPoint Ltd.	365,878	3,406
	WisdomTree Inc.	482,406	3,280
	PacWest Bancorp	508,006	3,277
	Capitol Federal Financial Inc.	546,340	3,267
*	PRA Group Inc.	168,184	3,145
	Brookline Bancorp Inc.	378,797	3,114
	James River Group Holdings Ltd.	162,304	3,107
*	Customers Bancorp Inc.	131,165	3,019
	Brightsphere Investment Group Inc.	139,891	3,006
	Redwood Trust Inc.	493,218	2,920
	Tompkins Financial Corp.	54,140	2,832
	ProAssurance Corp.	232,845	2,829
	KKR Real Estate Finance Trust Inc.	251,328	2,822
*	Ambac Financial Group Inc.	194,067	2,703
	Eagle Bancorp Inc.	135,298	2,696
	Preferred Bank	57,221	2,639
	Banc of California Inc.	237,690	2,541
[1]	B. Riley Financial Inc.	69,072	2,499
	Heritage Financial Corp.	151,990	2,485
	TrustCo Bank Corp.	82,514	2,280
	Dime Community Bancshares Inc.	140,190	2,271
	United Fire Group Inc.	93,873	2,016

		Shares	Market Value ($000)
	Hanmi Financial Corp.	132,192	1,904
*	EZCORP Inc. Class A	227,192	1,895
	Northfield Bancorp Inc.	181,401	1,856
	Central Pacific Financial Corp.	116,279	1,699
	Universal Insurance Holdings Inc.	118,015	1,694
[1]	Invesco Mortgage Capital Inc.	153,329	1,625
*	World Acceptance Corp.	14,547	1,617
	HCI Group Inc.	29,360	1,553
*	LendingTree Inc.	47,223	864
	HomeStreet Inc.	77,035	404
			589,879
Health Care (11.2%)
	Ensign Group Inc.	240,706	21,329
*	Merit Medical Systems Inc.	245,852	20,258
*	AMN Healthcare Services Inc.	187,189	17,775
	CONMED Corp.	131,555	15,958
*	Cytokinetics Inc.	408,340	15,390
	Select Medical Holdings Corp.	449,345	12,299
*	Prestige Consumer Healthcare Inc.	214,736	12,289
*	Glaukos Corp.	205,865	11,738
*	Integer Holdings Corp.	142,968	11,703
*	Certara Inc.	454,747	9,450
*	NeoGenomics Inc.	545,025	9,364
*	Corcept Therapeutics Inc.	387,969	9,113
*	Vir Biotechnology Inc.	327,411	8,732
*	NuVasive Inc.	224,999	8,586
*	Supernus Pharmaceuticals Inc.	233,259	7,730
*	Myriad Genetics Inc.	349,662	7,714
*	CorVel Corp.	39,253	7,672
*	Pacira BioSciences Inc.	197,984	7,529
*	Amphastar Pharmaceuticals Inc.	162,668	7,218
*	Tandem Diabetes Care Inc.	277,462	7,211
*	Xencor Inc.	258,587	7,008
	Embecta Corp.	246,893	6,832
*	Owens & Minor Inc.	328,975	6,682
*	Vericel Corp.	203,788	6,546
	US Physical Therapy Inc.	63,286	6,465
*	Addus HomeCare Corp.	69,531	6,268
*	Ironwood Pharmaceuticals Inc. Class A	575,897	6,266
*	RadNet Inc.	210,403	6,089
*	Dynavax Technologies Corp.	512,041	5,853
*	Veradigm Inc.	471,537	5,555
*	Apollo Medical Holdings Inc.	169,708	5,366
*	Heska Corp.	43,910	5,257
	LeMaitre Vascular Inc.	83,562	5,251
*	Avanos Medical Inc.	200,707	4,917
*	Ligand Pharmaceuticals Inc.	69,261	4,854
*	Catalyst Pharmaceuticals Inc.	413,168	4,772
*	Pediatrix Medical Group Inc.	353,568	4,702
*	Arcus Biosciences Inc.	224,972	4,621
*	Harmony Biosciences Holdings Inc.	127,991	4,426
*	Avid Bioservices Inc.	268,887	4,154
*	Cross Country Healthcare Inc.	152,779	3,896
*	Varex Imaging Corp.	172,885	3,810
*	Innoviva Inc.	272,109	3,671
*	NextGen Healthcare Inc.	230,806	3,594
*	AdaptHealth Corp. Class A	331,435	3,473
*	BioLife Solutions Inc.	147,458	3,443

		Shares	Market Value ($000)
*	uniQure NV	177,588	3,426
*	Fulgent Genetics Inc.	85,038	3,382
*	Collegium Pharmaceutical Inc.	144,861	3,197
	Simulations Plus Inc.	69,549	3,073
	Mesa Laboratories Inc.	21,697	2,810
*	REGENXBIO Inc.	162,531	2,800
*	Orthofix Medical Inc.	147,178	2,751
*	Cytek Biosciences Inc.	343,363	2,682
*	Artivion Inc.	173,889	2,605
*	ModivCare Inc.	54,911	2,467
	HealthStream Inc.	104,610	2,408
*	ANI Pharmaceuticals Inc.	52,706	2,379
*	Agiliti Inc.	143,607	2,351
*	Enhabit Inc.	214,114	2,304
*	Enanta Pharmaceuticals Inc.	84,722	1,989
*	Community Health Systems Inc.	539,734	1,765
*	iTeos Therapeutics Inc.	106,288	1,730
*	Anika Therapeutics Inc.	63,004	1,707
*	Emergent BioSolutions Inc.	191,571	1,634
*	AngioDynamics Inc.	168,922	1,598
*	OraSure Technologies Inc.	312,364	1,571
*	Computer Programs & Systems Inc.	61,289	1,462
*	Vanda Pharmaceuticals Inc.	244,929	1,457
*	Cutera Inc.	77,648	1,305
	Phibro Animal Health Corp. Class A	88,086	1,172
*	Coherus Biosciences Inc.	276,841	1,132
*	Inogen Inc.	99,270	1,045
*	Eagle Pharmaceuticals Inc.	45,155	937
*,1	Zynex Inc.	94,338	885
*	Cara Therapeutics Inc.	197,121	627
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			423,480
Industrials (17.8%)
	Comfort Systems USA Inc.	154,446	22,855
	Applied Industrial Technologies Inc.	166,715	20,499
	Mueller Industries Inc.	245,617	18,239
*	Aerojet Rocketdyne Holdings Inc.	327,461	17,840
	AAON Inc.	181,585	15,727
	Franklin Electric Co. Inc.	168,096	15,290
*	SPX Technologies Inc.	195,245	14,909
	John Bean Technologies Corp.	137,642	14,674
	Hillenbrand Inc.	299,873	14,385
	Federal Signal Corp.	262,012	13,884
	Arcosa Inc.	208,938	13,719
	Encore Wire Corp.	79,254	12,971
*	Dycom Industries Inc.	127,543	12,937
	ABM Industries Inc.	285,654	12,614
	Boise Cascade Co.	170,234	12,226
	Moog Inc. Class A	123,911	12,045
	Albany International Corp. Class A	134,417	11,415
*	GMS Inc.	179,631	11,376
	UniFirst Corp.	65,253	11,165
	Forward Air Corp.	114,739	11,161
	Matson Inc.	163,041	11,141
	Korn Ferry	227,487	10,692
*	Verra Mobility Corp. Class A	601,484	10,604
*	RXO Inc.	502,286	10,483

		Shares	Market Value ($000)
*	Hub Group Inc. Class A	140,902	10,365
*	AeroVironment Inc.	108,570	10,142
*	Resideo Technologies Inc.	629,377	10,089
	ESCO Technologies Inc.	111,356	10,022
	Brady Corp. Class A	199,342	9,505
*	MYR Group Inc.	71,651	9,135
	EnPro Industries Inc.	89,762	9,073
	ArcBest Corp.	104,566	8,761
	Kennametal Inc.	347,548	8,661
	Barnes Group Inc.	218,236	8,588
	Trinity Industries Inc.	351,311	7,430
	Alamo Group Inc.	44,410	7,392
*	AAR Corp.	141,242	7,078
*	OPENLANE Inc.	470,007	7,059
	Standex International Corp.	51,548	7,020
*	Gibraltar Industries Inc.	133,632	6,989
	Granite Construction Inc.	188,677	6,828
*	Allegiant Travel Co.	67,477	6,578
*	SkyWest Inc.	218,319	6,530
	Griffon Corp.	204,811	6,456
*	PGT Innovations Inc.	258,924	6,439
	Enerpac Tool Group Corp. Class A	245,858	6,250
	CSG Systems International Inc.	129,820	6,229
	Veritiv Corp.	58,178	6,143
	Tennant Co.	80,262	5,867
*	Masterbrand Inc.	553,393	5,744
	Lindsay Corp.	47,493	5,595
	Marten Transport Ltd.	248,549	5,257
	HNI Corp.	199,229	5,080
	Matthews International Corp. Class A	131,269	5,054
*	NV5 Global Inc.	53,733	4,869
	Wabash National Corp.	205,752	4,825
*	3D Systems Corp.	566,052	4,642
	MillerKnoll Inc.	326,222	4,420
	Healthcare Services Group Inc.	319,679	4,319
*	CoreCivic Inc.	496,203	4,277
*	American Woodmark Corp.	71,726	4,268
*	NOW Inc.	476,581	4,237
*	GEO Group Inc.	535,722	3,996
	Greenbrier Cos. Inc.	141,475	3,844
	AZZ Inc.	107,434	3,751
	Astec Industries Inc.	98,032	3,613
*	Proto Labs Inc.	117,028	3,600
	Apogee Enterprises Inc.	95,887	3,539
	Heartland Express Inc.	201,747	3,147
*	Triumph Group Inc.	280,122	3,135
	Quanex Building Products Corp.	143,918	3,024
*	Harsco Corp.	342,902	2,901
	Deluxe Corp.	186,843	2,844
*	Sun Country Airlines Holdings Inc.	141,116	2,653
	Kelly Services Inc. Class A	149,050	2,605
	TTEC Holdings Inc.	81,526	2,586
*	CIRCOR International Inc.	88,199	2,556
	Kaman Corp.	121,403	2,523
	Insteel Industries Inc.	83,858	2,510
*	TrueBlue Inc.	141,820	2,346
	Pitney Bowes Inc.	700,970	2,327
	Powell Industries Inc.	39,477	2,270

		Shares	Market Value ($000)
*	DXP Enterprises Inc.	68,276	2,183
*	Titan International Inc.	219,270	2,169
	Resources Connection Inc.	138,711	2,119
	Heidrick & Struggles International Inc.	86,132	2,089
*	Viad Corp.	89,446	2,077
*	Hawaiian Holdings Inc.	222,389	1,781
	Interface Inc. Class A	250,534	1,736
	National Presto Industries Inc.	22,044	1,643
*	Liquidity Services Inc.	104,052	1,574
*	Forrester Research Inc.	48,702	1,398
			668,606
Information Technology (14.6%)
*	Rambus Inc.	464,084	29,683
*	SPS Commerce Inc.	155,636	24,248
*	Onto Innovation Inc.	213,837	22,955
*	Axcelis Technologies Inc.	141,545	22,300
*	Fabrinet	158,147	17,905
*	Insight Enterprises Inc.	130,896	17,700
*	Diodes Inc.	196,491	17,653
	Badger Meter Inc.	126,313	17,415
	Advanced Energy Industries Inc.	161,518	15,853
*	Viasat Inc.	329,570	14,702
*	Sanmina Corp.	251,838	13,357
*	Itron Inc.	194,960	13,205
*	DoubleVerify Holdings Inc.	377,064	13,148
	Kulicke & Soffa Industries Inc.	244,983	12,955
*	Rogers Corp.	81,171	12,782
*	Extreme Networks Inc.	557,435	11,483
*	Perficient Inc.	149,435	11,427
	Progress Software Corp.	187,327	11,240
*	Plexus Corp.	119,730	10,857
*	Alarm.com Holdings Inc.	215,730	10,834
*	FormFactor Inc.	332,366	10,400
	InterDigital Inc.	116,158	9,646
*	Viavi Solutions Inc.	969,917	9,544
*	MaxLinear Inc. Class A	312,607	9,131
*	NetScout Systems Inc.	290,903	8,878
*	Harmonic Inc.	474,090	8,349
*	OSI Systems Inc.	67,640	8,050
*	Cohu Inc.	205,541	7,880
*	Knowles Corp.	393,696	7,079
*	LiveRamp Holdings Inc.	279,231	6,796
*	Ultra Clean Holdings Inc.	196,333	6,730
	Methode Electronics Inc.	155,758	6,705
*	Agilysys Inc.	85,910	6,387
	CTS Corp.	137,558	6,282
*	TTM Technologies Inc.	441,110	6,043
*	Semtech Corp.	275,463	5,989
*	ePlus Inc.	116,112	5,735
*	Photronics Inc.	266,416	5,656
*	Digi International Inc.	154,250	5,545
*	Veeco Instruments Inc.	221,926	5,417
*	PDF Solutions Inc.	127,434	5,384
*	Cerence Inc.	173,579	4,950
*	SMART Global Holdings Inc.	212,343	4,795
	Adeia Inc.	453,336	4,447
	A10 Networks Inc.	276,799	4,122
*	N-able Inc.	288,444	4,096

		Shares	Market Value ($000)
*	Ichor Holdings Ltd.	124,576	3,775
*	Arlo Technologies Inc.	381,773	3,692
	Benchmark Electronics Inc.	151,807	3,584
*	Digital Turbine Inc.	389,553	3,561
*	Avid Technology Inc.	143,303	3,439
*	Corsair Gaming Inc.	173,208	3,416
*	ScanSource Inc.	109,404	3,146
*	Consensus Cloud Solutions Inc.	76,147	2,776
	ADTRAN Holdings Inc.	305,916	2,726
*	Alpha & Omega Semiconductor Ltd.	97,021	2,687
*	CEVA Inc.	100,289	2,509
*	OneSpan Inc.	152,879	2,315
	PC Connection Inc.	49,054	2,206
*	Xperi Inc.	181,303	2,145
*	Clearfield Inc.	54,512	2,132
	Ebix Inc.	101,715	2,026
*	8x8 Inc.	487,812	1,990
*	NETGEAR Inc.	125,517	1,761
	Comtech Telecommunications Corp.	120,170	1,380
*	FARO Technologies Inc.	81,645	1,232
*	LivePerson Inc.	303,355	1,116
			549,352
Materials (5.6%)
*	ATI Inc.	559,012	19,331
*	Livent Corp.	774,846	17,860
	Balchem Corp.	138,831	17,164
	HB Fuller Co.	232,056	14,606
*	O-I Glass Inc.	666,992	13,820
*	Arconic Corp.	437,932	12,661
	Quaker Chemical Corp.	58,817	11,164
	Innospec Inc.	106,875	9,871
	Carpenter Technology Corp.	209,332	9,548
	Materion Corp.	88,579	8,888
	Stepan Co.	91,140	8,380
	Minerals Technologies Inc.	140,043	7,788
	Warrior Met Coal Inc.	222,885	7,306
	Sylvamo Corp.	137,873	5,435
	Compass Minerals International Inc.	147,202	4,671
	Kaiser Aluminum Corp.	68,784	4,154
	AdvanSix Inc.	118,988	3,915
	Hawkins Inc.	81,687	3,834
	Mativ Holdings Inc.	237,087	3,570
	Myers Industries Inc.	157,486	2,945
*	TimkenSteel Corp.	170,802	2,909
	Koppers Holdings Inc.	90,196	2,612
	SunCoke Energy Inc.	359,866	2,443
	Haynes International Inc.	54,605	2,371
*	Clearwater Paper Corp.	72,708	2,210
	American Vanguard Corp.	120,443	2,055
	Trinseo plc	150,931	1,874
*	Century Aluminum Co.	220,128	1,726
	Olympic Steel Inc.	41,215	1,724
	Mercer International Inc.	174,577	1,512
	FutureFuel Corp.	112,729	957
*	Rayonier Advanced Materials Inc.	276,933	941
	Tredegar Corp.	109,576	770
			211,015

		Shares	Market Value ($000)
Real Estate (7.1%)
	Essential Properties Realty Trust Inc.	615,138	14,720
	LXP Industrial Trust	1,191,639	12,322
	SITE Centers Corp.	791,658	9,437
	Four Corners Property Trust Inc.	361,957	9,302
	Tanger Factory Outlet Centers Inc.	450,307	9,173
	Outfront Media Inc.	630,481	9,028
	Sunstone Hotel Investors Inc.	907,967	8,962
	CareTrust REIT Inc.	429,364	8,330
	Innovative Industrial Properties Inc.	120,690	7,978
	Kennedy-Wilson Holdings Inc.	505,474	7,799
	Pebblebrook Hotel Trust	567,364	7,693
	DiamondRock Hospitality Co.	903,604	7,093
	St. Joe Co.	146,047	6,793
	Urban Edge Properties	506,833	6,756
	Retail Opportunity Investments Corp.	537,449	6,557
	SL Green Realty Corp.	277,841	6,426
	Getty Realty Corp.	183,477	6,288
	JBG SMITH Properties	427,225	6,050
	Service Properties Trust	714,022	5,862
	Alexander & Baldwin Inc.	312,825	5,731
	Xenia Hotels & Resorts Inc.	491,318	5,724
	Elme Communities	377,649	5,706
	LTC Properties Inc.	174,760	5,612
*	Cushman & Wakefield plc	701,560	5,563
*	Veris Residential Inc.	341,954	5,526
	Easterly Government Properties Inc. Class A	391,861	5,439
	Acadia Realty Trust	409,861	5,275
	Safehold Inc.	173,343	4,476
	Global Net Lease Inc.	447,919	4,309
	American Assets Trust Inc.	225,347	4,293
	NexPoint Residential Trust Inc.	98,142	4,028
	Centerspace	65,021	3,824
	Uniti Group Inc.	1,023,062	3,806
	RPT Realty	367,965	3,429
	Community Healthcare Trust Inc.	101,523	3,330
	Armada Hoffler Properties Inc.	292,302	3,227
	Marcus & Millichap Inc.	107,083	3,143
	Summit Hotel Properties Inc.	463,261	3,034
	Brandywine Realty Trust	740,593	2,888
*	Anywhere Real Estate Inc.	471,351	2,861
	Hudson Pacific Properties Inc.	554,041	2,587
	Urstadt Biddle Properties Inc. Class A	124,928	2,417
	Universal Health Realty Income Trust	54,986	2,402
	Chatham Lodging Trust	212,157	1,992
	Saul Centers Inc.	55,601	1,880
	Whitestone REIT	200,854	1,764
	Office Properties Income Trust	211,352	1,530
	RE/MAX Holdings Inc. Class A	78,991	1,476
	Orion Office REIT Inc.	245,127	1,360
	Douglas Elliman Inc.	295,100	859
			266,060
Utilities (2.4%)
	American States Water Co.	159,491	14,166
	California Water Service Group	236,560	13,463
	Otter Tail Corp.	179,913	13,351
	Avista Corp.	318,800	13,183
	Chesapeake Utilities Corp.	76,557	9,776

			Shares	Market Value ($000)
	SJW Group		115,123	8,810
	Northwest Natural Holding Co.		151,439	6,467
	Middlesex Water Co.		76,119	6,193
	Unitil Corp.		69,196	3,646
				89,055
Total Common Stocks (Cost $4,034,006)				3,759,900
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund (Cost $18,670)	5.125%	186,741	18,670
Total Investments (100.4%) (Cost $4,052,676)				3,778,570
Other Assets and Liabilities—Net (-0.4%)				(13,755)
Net Assets (100%)				3,764,815
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,305,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $17,780,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	53	4,642	(48)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	3,759,900	—	—	3,759,900
Temporary Cash Investments	18,670	—	—	18,670
Total	3,778,570	—	—	3,778,570

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	48	—	—	48
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.